Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Level 1 [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Equity investments, at fair value	$ 820,126
Level 3 [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Equity investments, at fair value
Level 2 [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Equity investments, at fair value